Income taxes - Expiration of Loss Carry-forwards (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 815,474
2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,862
2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	15,714
2029 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	792,898
Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	704,719
Canada | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,475
Canada | 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	14,159
Canada | 2029 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	686,085
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	86,209
United States | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2029 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	86,209
Italy
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	695
Italy | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2029 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	695
Sweden
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,731
Sweden | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2029 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,731
China
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,483
China | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,387
China | 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,555
China | 2029 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,541
Australia and Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,637
Australia and Other | 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Australia and Other | 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Australia and Other | 2029 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 6,637